Share-Based Compensation - Summary of Key Assumptions Used to Determine Fair Value of Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of underlying ordinary shares	$ 0.05
2020 Share Incentive Plan | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum	92.51%		58.00%
Expected volatility, maximum	106.51%		59.00%
Expected volatility		61.20%
Risk-free interest rate, minimum	3.96%		2.75%
Risk-free interest rate, maximum	4.09%		2.84%
Risk-free interest rate		2.90%
Exercise multiples		$ 2.2
Expected dividend yield	0.00%	0.00%	0.00%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares		$ 0.19
2020 Share Incentive Plan | Employee Stock Option | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	$ 2.2		$ 2.2
Fair value of underlying ordinary shares	0.03		0.09
2020 Share Incentive Plan | Employee Stock Option | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	92.2		2.8
Fair value of underlying ordinary shares	$ 0.05		$ 0.24